Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Unit

The calculation of basic and diluted earnings per unit is presented below:

(in US$ in thousands, except per unit data)	2014
Post IPO net income attributable to the members of VTTI Energy Partners LP	9.5
Less: Distributable paid(1)	(17.3)
Under (over) distributed earnings	(7.8)
Under (over) distributed earnings attributable to:
Common unitholders	(3.8)
subordinated unitholders	(3.8)
General partner	(0.2)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	20,125
subordinated unitholders	20,125
General partner	821
Earnings per unit:
Common unitholders	$0.2313
subordinated unitholders	$0.2313
General partner	$0.2313
Cash distributions declared and paid in the period per unit(2)
Common unitholders	$0.1598
subordinated unitholders	$0.1598
General partner	$0.1598
Subsequent event: cash distributions declared and paid per unit relating to the period(3)
Common unitholders	$0.2625
subordinated unitholders	$0.2625
General partner	$0.2625

(1)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date.
(2)	Refers to cash distribution declared and paid during the period.
(3)	Refers to cash distribution declared and paid subsequent to the period end.